Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net income	€ 915,287	€ 1,197,031
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,186,568	1,203,993
Change in deferred taxes, net	(12,828)	14,420
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(25,845)	(45,542)
Income from equity method investees	(71,214)	(48,487)
Interest expense, net	213,717	283,851
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(60,469)	1,703
Inventories	(153,642)	(313,517)
Other current and non-current assets	131,972	(49,603)
Accounts receivable from related parties	(29,410)	16,870
Accounts payable to related parties	(5,740)	17,371
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(132,830)	1,469,513
Income tax liabilities	285,759	223,852
Received dividends from investments in equity method investees	57,680	89,204
Paid interest	(255,162)	(308,906)
Received interest	44,718	27,469
Paid income taxes	(268,110)	(130,251)
Net cash provided by (used in) operating activities	1,820,451	3,648,971
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(588,198)	(745,609)
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(270,580)	(155,181)
Investments in debt securities	(62,640)	(30,146)
Proceeds from sale of property, plant and equipment	26,964	10,125
Proceeds from divestitures	2,565	12,735
Proceeds from sale of debt securities	118,451	27,482
Net cash provided by (used in) investing activities	(773,438)	(880,594)
Financing activities
Proceeds from short-term debt from unrelated parties	1,722,084	211,411
Repayments of short-term debt from unrelated parties	(462,529)	(1,058,160)
Proceeds from short-term debt from related parties	49,446	581,711
Repayments of short-term debt from related parties	(26,766)	(517,600)
Proceeds from long-term debt	1,231,756	2,109,272
Repayments of long-term debt	(2,067,228)	(1,540,548)
Repayments of lease liabilities from unrelated parties	(502,679)	(513,000)
Repayments of lease liabilities from related parties	(15,487)	(15,023)
Increase (decrease) of accounts receivable facility		(379,545)
Proceeds from exercise of stock options	6,005	10,466
Purchase of treasury stock		(365,988)
Dividends paid	(392,455)	(351,170)
Distributions to noncontrolling interests	(250,185)	(288,256)
Contributions from noncontrolling interests	41,189	20,991
Net cash provided by (used in) financing activities	(666,849)	(2,095,439)
Effect of exchange rate changes on cash and cash equivalents	100,131	(82,002)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	480,295	590,936
Cash and cash equivalents at beginning of period	1,081,539	1,007,723
Cash and cash equivalents at end of period	€ 1,561,834	€ 1,598,659